Provisions for employees' benefits (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefits
Post-employment benefits	$ 17,376,211	$ 18,272,713
Current	3,368,547	3,059,204
Non-current	14,007,664	15,213,509
Health
Post-employment benefits
Post-employment benefits	11,449,945	11,234,939
Pension
Post-employment benefits
Post-employment benefits	2,788,326	4,013,542
Education
Post-employment benefits
Post-employment benefits	469,681	490,877
Bonds
Post-employment benefits
Post-employment benefits	349,933	424,199
Other plans
Post-employment benefits
Post-employment benefits	166,805	158,644
Termination benefits - Voluntary retirement plan
Post-employment benefits
Post-employment benefits	905,428	828,007
Post employment and termination benefits
Post-employment benefits
Post-employment benefits	16,130,118	17,150,208
Social benefits and salaries
Post-employment benefits
Post-employment benefits	1,206,242	1,109,363
Other Employment Benefits
Post-employment benefits
Post-employment benefits	$ 39,851	$ 13,142